Transactions with Related Parties - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2016 USD ($)	Mar. 30, 2016 USD ($)	Sep. 30, 2011
Related Party Transaction
Number of vessels	36
General and administrative expenses	$ 6,253	$ 6,608	$ 6,316
Executive services agreement with CGP
Related Party Transaction
General and administrative expenses	1,688	1,624
Capital Ship Management Corp.
Related Party Transaction
Additional fees related to unforeseen events	$ 205	$ 489	$ 840
Capital Ship Management Corp. | Crude Carriers Corp. ("Crude") management agreement
Related Party Transaction
Number of vessels	3					5
Sales and purchase fee	1.00%
Commercial service fee	1.25%
Management agreement termination fees				$ 9,858	$ 9,760
Management agreement waiver terms	Effective from January 1, 2017 the Manager agreed to waive going forward (i) the sale and purchase fee equal to 1% of the gross purchase or sale price upon the consummation of any purchase or sale of the three vessels and (ii) the commercial services fee equal to 1.25% of all gross charter revenues generated by each of the three vessels for commercial services rendered.